Sales, General and Administrative Expenses - Schedule of Sales, General and Administrative Expenses (Details) - Selling, general and administrative expense [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sales, General and Administrative Expenses [Line Items]
Salaries, wages and related expenses	$ 925	$ 1,769	$ 1,845
Share-based payments	272	823	1,333
Reimbursement of legal fees	(86)	(116)	(63)
Other professional fees	772	1,005	885
Board member remuneration and insurance	627	818	1,152
Board member share-based payments	193	284	311
Maintenance expenses	62	196	120
Travel and car expenses	108	130	144
Depreciation	186	197	201
Other	124	131	355
Sales, General and Administrative Expenses total	$ 3,183	$ 5,237	$ 6,283